Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Strategic Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds. More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 160 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-54 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund does not pay transaction costs when it buys and sells shares of the Underlying Funds managed by the Adviser (as defined further below). However, each Underlying Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Underlying Funds, and their shareholders, including the Fund, and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a combination of underlying funds that currently exist or may become available for investment in the future for which First Investors Management Company, Inc. (the “Adviser” or “FIMCO”), acts as the investment adviser (“Underlying Funds”). The Fund may invest in unaffiliated funds, which are also considered to be Underlying Funds.

The Fund has a flexible investment strategy. The Fund will have exposure to a variety of fixed income securities, floating rate securities, municipal securities, equity securities, and other instruments by investing through a combination of the Underlying Funds. The income-related Underlying Funds are currently composed of the First Investors Cash Management Fund, First Investors Limited Duration High Quality Bond Fund, First Investors Government Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund, First Investors International Opportunities Bond Fund, First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund (“Underlying Income Funds”). The Underlying Income Funds may invest in fixed income securities of any maturity, including U.S. Government securities, U.S. Government-sponsored enterprise securities, investment grade corporate bonds, municipal securities, mortgage-backed securities, asset-backed securities, below investment grade debt securities (commonly known as “high yield debt securities” or “junk bonds”), high yield secured floating rate loans and/or bonds, sovereign debt and currencies of developed and emerging market countries located outside of the United States, futures, options, forward foreign currency contracts, inverse floaters and/or interest rate swaps. The First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund primarily invest in municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”). An Underlying Fund may, at times, engage in short-term trading. The equity-related Underlying Fund, which is currently the First Investors Equity Income Fund (“Underlying Equity Fund”), primarily invests in dividend-paying stocks of any size company.

The Fund will primarily invest in the Underlying Income Funds. While the percentage of allocation to each Underlying Fund is flexible, under normal conditions, the Fund will invest approximately 95% (within a range of 85%-100%) of its net assets in the Underlying Income Funds and approximately 5% (within a range of 0%-15%) of its net assets in the Underlying Equity Fund. The Fund anticipates that it will invest a significant portion of its net assets in the First Investors Limited Duration High Quality Bond Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund and First Investors International Opportunities Bond Fund and, to a lesser degree, in the First Investors Cash Management Fund, First Investors Government Fund, First Investors Tax Exempt Income Fund, First Investors Tax Exempt Opportunities Fund, and First Investors Equity Income Fund. Based on this allocation, the Fund, under normal conditions, will have significant exposure to the Underlying Funds’ investments in below investment grade debt securities and debt securities of foreign issuers.

The Fund will invest in particular Underlying Funds based on various criteria. Among other things, the Fund will analyze the Underlying Funds’ respective investment objectives, policies and investment strategies in order to determine which Underlying Funds, in combination with other Underlying Funds, are appropriate in light of the Fund’s investment objective. The Fund will adjust the allocation based upon the relative value of the primary asset classes and sectors in which the Underlying Funds invest, as well as the macroeconomic outlook. While the Fund can invest in any or all of the Underlying Funds, the Fund may not be invested in any one of the Underlying Funds at any particular time. In addition to investments in the Underlying Funds, the Fund may also invest directly in the types of securities that are eligible investments for the First Investors Cash Management Fund, including but not limited to commercial paper, short-term corporate bonds and notes, floating and variable rate notes, U.S. Treasury securities and short-term obligations of U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government).

The particular Underlying Funds in which the Fund may invest, the particular ranges and investments in the Underlying Funds may change from time to time without shareholder approval or notice. The Fund may invest in additional Underlying Funds that are not specifically described in this prospectus from time to time in the future so long as the Fund’s investments in any additional Underlying Fund, at the time of such investment, does not exceed 5% of the Fund’s total assets.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund. There is no guarantee that the Fund will meet its investment objective. The Fund should not be relied upon as a complete investment program. Stated allocations may be subject to change. The Fund is intended for investors who:

■Are seeking an investment that offers a high level of current income,

■Want an investment that provides diversification among different types of funds,

■Are willing to accept a high degree of investment risk and market volatility,

■Want exposure to debt securities of both U.S. and foreign issuers, and

■Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Affiliated Persons. The Adviser will have the authority to select and substitute Underlying Funds. The Adviser and First Investors Corporation (“FIC”) are compensated by the Fund and by the Underlying Funds for advisory and/or principal underwriting services provided. The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it by the Underlying Funds differ and because the Adviser is also responsible for managing the Underlying Funds. The portfolio manager may also be subject to conflicts of interest in allocating Fund assets among the various Underlying Funds because the Fund’s portfolio manager may manage some of the Underlying Funds and may receive compensation for managing those Underlying Funds. The Trustees and officers of the Underlying Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds for which FIMCO and FIC serve as investment adviser and principal underwriter, respectively.

Allocation Risk. The Fund’s ability to achieve its investment objective depends upon the portfolio manager’s skill in determining the Fund’s asset allocation mix and selecting the Underlying Funds. There is the possibility that the portfolio manager’s selection of Underlying Funds and allocation of the Fund’s assets among the Underlying Funds may cause the Fund to perform differently than the overall market and may not meet the portfolio manager’s expectations.

Direct Investments. Since the Fund may invest directly in the types of securities that are eligible investments for the Cash Management Fund, these types of securities may be subject to Credit Risk, Interest Rate Risk, Liquidity Risk and Yield Risk. These risks are described in the section “Principal Risks of the Underlying Funds”.

Expenses. By investing in the Underlying Funds indirectly through the Fund, shareholders will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

Investing in the Underlying Funds. The investments of the Fund are concentrated in the Underlying Funds, and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Adviser.

Investments of the Underlying Funds. Because the Fund invests in the Underlying Funds, the Fund’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of the assets the Fund allocates to those Underlying Funds. See “Principal Risks of the Underlying Funds” below.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risks of the Underlying Funds:

The target and asset allocation percentages, the selection of Underlying Funds and the investments in the Underlying Funds are subject to change. Such changes may cause the Fund to be subject to additional or different risks than the risks listed below. Here are the principal risks of investing in the Underlying Funds:

Borrowing Risk. This is the risk that an Underlying Fund may borrow from banks by obtaining a line of credit to meet certain redemptions. If an Underlying Fund is not able to extend its credit arrangement, it may be required to liquidate holdings at unfavorable prices. Borrowings involve additional expense to an Underlying Fund.

Credit Risk. This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due. The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans. Credit risk also applies to securities issued by the U.S. Government and by U.S. Government-sponsored enterprises (such as Federal National Mortgage Association and Federal Home Loan Mortgage Association mortgage-backed securities) that are not backed by the full faith and credit of the U.S. Government. The securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality or corporation. In the case of municipal securities, a municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Currency Risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and other political or regulatory conditions in the U.S. or abroad.

Derivatives Risk. Investments in derivatives, such as inverse floaters, interest rate swaps, futures contracts and options on futures contracts, involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market or interest rate movements and the potential of greater losses than if these techniques had not been used by an Underlying Fund. They may also limit any potential gain that might result from an increase in the value of a hedged position. These investments can also increase the volatility of an Underlying Fund’s share price and expose an Underlying Fund to significant additional costs. Derivatives may be difficult to sell, unwind or value.

Dividend Risk. At times, an Underlying Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by an Underlying Fund will also fluctuate due to the amount of dividends that companies elect to pay. An Underlying Fund may not have sufficient income to pay its shareholders regular dividends.

Emerging Markets Risk. The risks of an Underlying Fund that invests in foreign securities are heightened when investing in emerging or developing markets. The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Floating Rate Loan Risk. To the extent an Underlying Fund invests in floating rate loans, the value of any collateral securing a floating rate loan may decline, be insufficient to meet the obligations of the borrower, or be difficult or costly to liquidate. In the event of a default, an Underlying Fund may have difficulty collecting on any collateral and a floating rate loan can decline significantly in value. An Underlying Fund’s access to collateral may also be limited by bankruptcy or other insolvency laws. If a floating rate loan is acquired through an assignment, an Underlying Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In addition, high yield floating rate loans usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

Foreign Loan Risk. This is the risk that a loan and/or bond issued by a foreign corporation or its subsidiary may be subject to risks associated with certain regulatory, economic and political conditions of the issuer’s foreign country and, in the event of default, it may be difficult for an Underlying Fund to pursue its rights against the issuer in that country’s courts.

Foreign Securities Risk. There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments. To the extent an Underlying Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. As a result, it may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk. High portfolio turnover could increase an Underlying Fund’s transaction costs and produce taxable distributions to shareholders, including the Fund, and possibly have a negative impact on its, and thus the Fund’s performance.

High Yield Securities Risk. This is the risk that high yield bonds and other types of high yield debt securities (commonly known as “junk bonds”), including floating rate loans, have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings. High yield debt securities are considered to be inherently speculative due to the risk associated with the issuer’s continuing ability to make principal and interest payments. During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.

Interest Rate Risk. In general, when interest rates rise, the market value of debt and municipal securities declines, and when interest rates decline, the market value of debt and municipal securities increases. As of the date of this prospectus, interest rates are at or near historic lows which may increase an Underlying Fund’s exposure to the risks associated with rising interest rates. Securities with longer maturities are generally more sensitive to interest rate changes. An Underlying Fund that typically purchases securities with longer maturities will have a higher degree of interest rate risk. The yield of an Underlying Fund may decline if interest rates decline. Floating rate loans and bonds generally are less sensitive than fixed-rate instruments to interest rate changes, but they could remain sensitive over the short-term to interest rate changes. The interest rates on senior loans adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments.

Liquidity Risk. An Underlying Fund is susceptible to the risk that certain securities may be difficult or impossible to sell at a time or price most favorable to the Underlying Fund. This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets. High yield debt securities also tend to be less liquid than higher quality debt securities. In the case of assignments of syndicated bank loans, such loans may be less liquid at times because of potential delays in the settlement process or restrictions on resale. In the case of floating rate loans, such loans may be less liquid at times since they are generally subject to legal or contractual restrictions on resale and may trade infrequently. During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Market Risk. The market prices of an Underlying Fund’s securities may decline over short or even extended periods due to general market conditions, company-specific developments, an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment. This risk also applies to the high yield bond market which can experience sharp price swings due to a variety of factors, including stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology. In the case of dividend-paying stocks, while such stocks are generally considered less volatile than other stocks, there can be no guarantee that an Underlying Fund’s overall portfolio will be less volatile than the general stock market. Adverse market events may lead to increased redemptions, which could cause an Underlying Fund to experience a loss when selling securities to meet redemption requests by shareholders.

Mid-Size and Small-Size Company Risk. The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult for an Underlying Fund to sell mid-to-small-size company stocks at reasonable prices.

Money Market Risk. This is the risk that investments in money market instruments may decline, which could cause the net asset value of an Underlying Fund which is a money market fund to decline below $1.00 per share.

Municipal Securities Risk. To the extent an Underlying Fund invests in municipal securities, its return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Non-Diversification Risk. An Underlying Fund that is considered non-diversified may have its assets invested in a limited number of issuers. This means that the Underlying Fund’s performance may be substantially impacted by the change in value of even a single holding. The price of a share of the Underlying Fund can therefore be expected to fluctuate more than the price of a share of a diversified fund.

Prepayment and Extension Risk. To the extent an Underlying Fund invests in mortgage-backed and other asset-backed securities, it is subject to prepayment and extension risk. When interest rates decline, borrowers tend to refinance their loans. When this occurs, the loans that back these securities suffer a higher rate of prepayment. This could cause a decrease in the Underlying Fund’s income and share price. Extension risk is the flip side of prepayment risk. When interest rates rise, borrowers tend to repay their loans less quickly, which generally will increase both the Underlying Fund’s sensitivity to interest rates and its potential for price declines.

Regulatory Risk. The SEC recently adopted amendments to the money market fund rules. The amendments may require changes to an Underlying Fund that is a money market fund’s operations and may negatively affect the Underlying Fund’s yield and return potential.

Security Selection Risk. Securities selected by the portfolio manager of an Underlying Fund may perform differently than the overall market or may not meet the portfolio manager’s expectations.

Senior Loan Risk. To the extent an Underlying Fund invests in senior loans, senior loan prices may be adversely affected by supply and demand imbalances caused by conditions in the senior loan market or related markets. Although senior floating rate loans may be senior to equity and debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.

Sovereign and Quasi-Sovereign Debt Securities Risk. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and an Underlying Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and an Underlying Fund’s net asset value, may be volatile.

Supranational Risk. Obligations of supranational organizations are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational organization that are denominated in foreign currencies will also be subject to the risks associated with investment in foreign currencies.

Tax Risk. An Underlying Fund may invest in municipal securities that pay interest that is subject to income tax or that is a tax preference item for purposes of the AMT or effect transactions that produce taxable capital gains. Interest income on municipal securities held by an Underlying Fund may also become subject to income tax due to an adverse change in the law or other events.

Undervalued Securities Risk. An Underlying Fund may seek to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these events do not occur or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

Valuation Risk. The sales price an Underlying Fund could receive for any particular portfolio investment may differ from the Underlying Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Underlying Fund shares on days when the Underlying Fund is holding fair valued securities may receive fewer shares or lower redemption proceeds than they would have received if the Underlying Fund had not fair valued the security or had used a different valuation methodology.

Yield Risk. The yields received by an Underlying Fund on its investments will generally decline as interest rates decline.

Further Information on Investment Objectives, Principal Investment Strategies and Principal Risks of the Underlying Funds. A concise description of the investment objectives, principal investment strategies, and a detailed description of the principal risks of each of the Underlying Funds and direct investments that are currently expected to be used for investment by the Fund as of the date of this prospectus is provided in “The Funds in Greater Detail” section.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s Class A shares performance for the past calendar year. The table shows how the Fund’s average annual returns for the past calendar year ended December 31 compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest quarterly return was 2.19% (for the quarter ended June 30, 2014) and the lowest quarterly return was -1.53% (for the quarter ended September 30, 2014).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.53%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2014
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

BofA Merrill Lynch U.S. Broad Market Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.27%
Life of Class*	rr_AverageAnnualReturnSinceInception	2.25%	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired (Underlying) Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	710
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	996
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,169
Annual Return 2014	rr_AnnualReturn2014	2.13%
1 Year	rr_AverageAnnualReturnYear01	(3.79%)
Life of Class*	rr_AverageAnnualReturnSinceInception	(1.46%)	[1]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.20%)
Life of Class*	rr_AverageAnnualReturnSinceInception	(2.77%)	[1]
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.01%)
Life of Class*	rr_AverageAnnualReturnSinceInception	(1.95%)	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired (Underlying) Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,248
1 Year	rr_AverageAnnualReturnYear01	2.50%
Life of Class*	rr_AverageAnnualReturnSinceInception	2.20%	[1]

[1]	The average annual total returns shown are for the period since the Fund's commencement on 4/3/13.